Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share Basic And Diluted

The following table sets forth the computation of the basic and diluted net loss per share for the year ended December 31, 2021:

2021
Numerator:
Net loss	$(20,709,991)
Denominator:
Weighted average common shares outstanding	7,413,579
Net loss per share, basic and diluted	$(2.79)

Schedule of Potentially Dilutive Securities

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

2021
Stock options issued under the 2021 Equity Incentive Plan	523,285
Common stock purchase warrants outstanding	4,999,998
Total	5,523,283